Standards issued but not yet effective (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Asset
Deferred income tax liability	S/ 108,823	S/ 139,752
Total assets	2,814,115	3,320,623	S/ 3,413,794
Liability and equity
Total liability and equity	2,814,115	S/ 3,320,623
IFRS 9 Financial Instruments [Member]
Asset
Available for sale financial investments	5,677
Deferred income tax liability	(1,675)
Total assets	4,002
Liability and equity
Other comprehensive income	4,002
Total liability and equity	S/ 4,002